INVESTMENTS - RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2013
INVESTMENTS - RESTRICTED
Schedule of restricted investments

	As of September 30, 2013				As of September 30, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Book Value	Gains	(Losses)	Fair Value	Book Value	Gains	(Losses)	Fair Value
Restricted investments:
U.S. government bonds	$—	$—	$—	$—	$983,144	$40,990	$—	$1,024,134
Total restricted investments	$—	$—	$—	$—	$983,144	$40,990	$—	$1,024,134